Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 14, 2023	Mar. 09, 2023	Aug. 11, 2022	Mar. 02, 2022	Aug. 12, 2021	Mar. 08, 2021	Aug. 09, 2017
Equity [Abstract]
Dividend distributed, percentage							75.00%
Dividend distribution per share	$ 0.327	$ 0.3	$ 0.29	$ 0.216	$ 0.23	$ 0.21
Aggregate amount	$ 16,100	$ 14,700	$ 14,237	$ 10,612	$ 11,480	$ 10,297